Reconciliation of Net Cash Flow to Movement in Net Debt - Summary of Net Debt (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Net debt, as Previously reported	£ (20,780)	£ (25,215)
Increase in cash and bank overdrafts	(1,414)	470	£ 826
Increase/(decrease) in liquid investments	(18)	1	(1)
Increase in long-term loans	0	(3,298)	(4,794)
Repayment of short-term Notes	2,313	3,738	4,160
Repayment of/(increase in) other short-term loans	(318)	3,567	(3,095)
Repayment of lease liabilities	215	227	214
Debt of subsidiary undertakings acquired			(524)
Exchange adjustments	314	(135)	1,015
Other non-cash movements	(150)	(135)	(92)
Movement in net debt	942	4,435	(2,291)
Net debt at end of year	(19,838)	(20,780)	(25,215)
Previously stated [member]
Statements [Line Items]
Net debt, as Previously reported	(20,780)	(25,215)	(21,621)
Net debt at end of year		(20,780)	(25,215)
IFRS 16 adjustments [member]
Statements [Line Items]
Implementation of IFRS 16			(1,303)
As revised [member]
Statements [Line Items]
Net debt, as Previously reported	£ (20,780)	(25,215)	(22,924)
Net debt at end of year		£ (20,780)	£ (25,215)